CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' INVESTMENT - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Oct. 29, 2017	Jan. 29, 2017	Oct. 30, 2016	Jan. 24, 2016		Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015
Increase (Decrease) in Shareholders' Investment
Balance		$ 4,451,406		$ 4,001,393		$ 4,451,406	$ 4,001,393		$ 3,612,056
Net earnings	$ 218,363	235,303	$ 244,190	235,167		847,103	890,517	[1]	687,264
Other comprehensive income (loss)						48,250	(70,895)	[1]	(18,592)
Purchases of common stock						(94,487)	(87,885)		(24,928)
Stock-based compensation expense						15,591	17,829		15,717
Exercise of stock options/nonvested shares						30,865	7,511		9,555
Purchase of additional ownership from noncontrolling interest									(14,035)
Distribution to noncontrolling interest									(1,581)
Declared cash dividends - $0.68 per share, $0.58 per share and $0.50 per share for the years ended October 29, 2017, October 30, 2016 and October 25, 2015, respectively						(359,031)	(307,064)		(264,063)
Balance	4,939,697		4,451,406			4,939,697	4,451,406		4,001,393
Common Stock
Increase (Decrease) in Shareholders' Investment
Balance		$ 7,742		$ 7,741		$ 7,742	$ 7,741		$ 7,724
Balance (in shares)		528,484		528,412	[2]	528,484	528,412	[2]	527,226	[2]
Stock-based compensation expense						$ 1	$ 1		$ 1
Exercise of stock options/nonvested shares						$ 38	$ 35		$ 28
Exercise of stock options/nonvested shares, shares						2,678	2,458		1,986	[2]
Shares retired						$ (40)	$ (35)		$ (12)
Shares retired, shares						(2,738)	(2,386)		(800)	[2]
Balance	$ 7,741		$ 7,742			$ 7,741	$ 7,742		$ 7,741
Balance (in shares)	528,424		528,484			528,424	528,484		528,412	[2]
Treasury Stock
Increase (Decrease) in Shareholders' Investment
Purchases of common stock						$ (94,487)	$ (87,885)		$ (24,928)
Purchases of common stock, shares						(2,738)	(2,386)		(800)	[2]
Shares retired						$ 94,487	$ 87,885		$ 24,928
Shares retired, shares						2,738	2,386		800	[2]
Additional Paid-In Capital
Increase (Decrease) in Shareholders' Investment
Stock-based compensation expense						$ 15,590	$ 17,828		$ 15,716
Exercise of stock options/nonvested shares						30,827	7,476		9,527
Shares retired						(32,747)	(25,304)		(13,362)
Purchase of additional ownership from noncontrolling interest									(11,881)
Balance	$ 13,670					13,670
Retained Earnings
Increase (Decrease) in Shareholders' Investment
Balance		$ 4,736,567		$ 4,216,125		4,736,567	4,216,125		3,805,654
Net earnings						846,735	890,052		686,088
Shares retired						(61,700)	(62,546)		(11,554)
Declared cash dividends - $0.68 per share, $0.58 per share and $0.50 per share for the years ended October 29, 2017, October 30, 2016 and October 25, 2015, respectively						(359,031)	(307,064)		(264,063)
Balance	5,162,571		$ 4,736,567			5,162,571	4,736,567		4,216,125
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Shareholders' Investment
Balance		(296,303)		(225,668)		(296,303)	(225,668)		(207,700)
Other comprehensive income (loss)						48,228	(70,635)		(18,363)
Purchase of additional ownership from noncontrolling interest									395
Balance	(248,075)		(296,303)			(248,075)	(296,303)		(225,668)
Non-controlling Interest
Increase (Decrease) in Shareholders' Investment
Balance		$ 3,400		$ 3,195		3,400	3,195		6,378
Net earnings						368	465		1,176
Other comprehensive income (loss)						22	(260)		(229)
Purchase of additional ownership from noncontrolling interest									(2,549)
Distribution to noncontrolling interest									(1,581)
Balance	$ 3,790		$ 3,400			$ 3,790	$ 3,400		$ 3,195

[1]	Fiscal 2016 included 53 weeks
[2]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.